Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 8,085	$ 8,754
Accounts receivable	2,857	2,918
Prepaid expenses	439	457
Total current assets	11,381	12,129
Non-current assets
Royalty interests	50,779	37,984
Assets
Streams and other interests - financial assets	59,963	0
Other assets	469	279
Intangible assets	804	989
Total assets	123,396	51,381
Current liabilities
Accounts payable and accrued liabilities	2,999	1,390
Dividends payable	855	608
Income taxes payable	319	896
Total current liabilities	4,173	2,894
Non-current liabilities
Credit facility	6,700	0
Deferred tax liabilities	5,477	5,426
Total liabilities	16,350	8,320
Equity
Share capital	129,978	69,529
Equity reserves	5,347	4,723
Deficit	(28,279)	(31,191)
Total equity	107,046	43,061
Total liabilities and equity	$ 123,396	$ 51,381